As filed with the Securities and Exchange Commission on December 29, 1995

Registration No. 33-37442

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 6 TO
                                    FORM S-6


                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                      TEMPLETON CAPITAL ACCUMULATION PLANS
                           (Exact Name of Registrant)


                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.
                              (Name of Depositor)

                               700 Central Avenue
                         ST. PETERSBURG, FLORIDA 33701
                       (Address of Depositor's Principal
                               Executive Office)

------------------------------------------------------------------------




                               Thomas M. Mistele

                               700 Central Avenue
                         St. Petersburg, Florida 33701

                         (Name and Address of Agent for
                              Service of Process)


-------------------------------------------------------------------------



 It is proposed that this filing will become effective (check appropriate box)

         [  ]      Immediately upon filing pursuant to paragraph (b), or

         [X ]      on January 1, 1996 pursuant to paragraph (b), or

         [  ]     60 days after filing pursuant to paragraph (a), or

         [  ]     on (           ) pursuant to paragraph (a), of Rule 485

   Title of securities being registered:  Templeton Capital Accumulation Plans.
-------------------------------------------------------------------------


         The Registrant has elected to register an indefinite number of periodic payment plans under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ending August 31, 1995 on October 30, 1995.

                                       Templeton Capital Accumulation Plans

                                               CROSS-REFERENCE SHEET

                                      Pursuant to Rule 404(c) of Regulation C
                                         under the Securities Act of 1933

                                   (Form N-8B-2 Items required by Instruction as
                                          to the Prospectus in Form S-6)


Form N-8B-2                                                 Form S-6
ITEM NUMBER                                             HEADING IN PROSPECTUS

1.       (a)      Name of trust.......................       Prospectus Cover

     (b) Title of securities
                  issued...............................       Prospectus Cover

2.       Name and address of each
         depositor................................           Prospectus Cover;
                  ......................................  Investment Objective
                                                         -- What You Seek From
                                                            Your Plan; The
                                                             Sponsor

3.       Name and address of trustee...................      Your Rights and
                  .....................................   Privileges Under the
                                                           Plan; The Custodian
                  .....................................   --- Templeton Funds
                                                            Trust Company

4.       Name and address of each
         principal underwriter.........................    Prospectus Cover

5.       State of organization
         of trust .................................The Custodian --
                  ..................................... Templeton Funds Trust
                                                         Company

6.       Execution and termination of
         trust agreement............................... Introductory Statement;
                  ..................................... How to Start Your
                                                        Templeton Capital
                                                        Accumulation Plan;
                                                          You May Terminate
                                                         Your Plan and
                                                       Withdraw Your Shares

7.       Changes of name...........................................       N/A

8.       Fiscal year............................................N/A

9.       Litigation.............................................N/A

                  II.  General Description of the Trust and
                      Securities of the Trust

10.      (a)      Registered or bearer
                    securities......................... Introductory Statement

     (b) Cumulative or distributive
            securities......................Introductory Statement

     (c) Withdrawal or
                  Redemption...........................       Your Rights and
                  .....................................   Privileges Under the
                                                                Plan

         (d)      Conversion, transfer, etc............      Your Rights and
                  .....................................    Privileges Under the
                                                                  Plan

         (e)      Periodic payment plan                  Termination of Your
                                                               Plan;

                  .....................................     Your Rights and
                                                        Privileges Under the
                                                                Plan

         (f)      Voting Rights........................     Your Rights and
                  .....................................  Privileges Under the
                                                                 Plan

         (g)      Notice to security
                  holders..............................   Substitution of the
                  ..................................... Underlying Investment

         (h)      Consents required....................    The Custodian --
                  .....................................  Templeton Funds Trust
                                                          Company; Substitution
                                                            of Underlying
                                                            Investment

         (i)      Other provisions.................................       N/A

11.      Type of securities comprising
           units  ...........................Introductory Statement

12.      Certain information regarding
           periodic payment plan
           certificates                                   Prospectus Cover;
                  .....................................    Introductory
                                                          Statement; The
                                                          Sponsor -- Franklin
                                                             Templeton
                                                           Distributors, Inc.;
                                                            Templeton Capital
                                                           Accumulator Fund,
                                                          Inc. Prospectus

13.      (a)      Load, fees, expenses, etc............Introductory Statement;
                  .....................................   Allocation of
                                                        Investments and
                                                       Deductions:  15-Year
                                                        Plans; Total 25-Year
                                                          Allocations and
                                                         Deductions When
                                                        Extended Option is
                                                        Used; The Custodian;
                                                        The Sponsor

         (b)      Certain information regardingIntroductory Statement;
                    periodic payment plan      .....  Allocation of
                    certificates.....................  Investments and
                                                       Deductions:  15-Year
                                                       Plans; Total 25-Year
                                                       Allocations and
                                                       Deductions When
                                                       Extended Investment
                                                       Options is Used; A
                                                       Typical $100 Monthly
                                                       Investment Plan

         (c)      Certain percentages................  Allocations of
                  ...................................  Investments and
                                                       Deductions:  15-Year
                                                       Plans

         (d)      Certain other fees, etc............  Tax Sheltered
                  ...................................  Retirement Plans

         (e)      Certain other profits or
                     benefits......................................       N/A

         (f)      Ratio of annual charges
                  to income........................................       N/A

14.      Issuance of trust's
         securities...............................    How to Start Your
                  ..................................  Templeton Capital
                                                      Accumulation Plan

15.      Receipt and handling of payments
           from purchasers..........................  How to Start Your
                  ..................................  Templeton Capital
                                                      Accumulation Plan;
                                                      The Custodian --
                                                      Templeton Funds Trust
                                                      Company

16.      Acquisition and disposition of
           underlying securities....................   The Custodian --
                  ..................................   Templeton Funds Trust
                                                       Company; Substitution
                                                       of Underlying
                                                       Investment

17.      (a)      Withdrawal.........................  Your Rights and
                  ...................................  Privileges Under the
                                                       Plan

         (b)      Redemption.........................  Your Rights and
                  ...................................  Privileges Under the
                                                       Plan

         (c)      Cancellation.......................  Your Rights and
                  ...................................  Privileges Under the
                                                       Plan; Termination of
                                                       Your Plan

18.      (a)      Receipt, custody and dis-
                position of income................... Your Rights and
                  ................................... Privileges Under the
                                                      Plan

         (b)      Reinvestment of
                    distributions.................... Your Rights and
                  ................................... Privileges Under the
                                                      Plan

         (c)      Reserves or special
                  funds..............................   N/A

         (d)      Schedule of distributions........................       N/A

19.      Records, accounts and reports..................  The Custodian --
                  ......................................  Templeton Funds Trust
                                                          Company

20.      Certain miscellaneous provisions
           of trust agreement:

         (a)      Amendment............................... The Custodian --
                  .........................................Templeton Funds Trust
                                                           Company

         (b)      Termination.............................The Custodian --
                  ........................................Templeton Funds Trust
                                                          Company

         (c)      and (d) Trustee, removal
                    and successor........................ The Custodian --
                  ....................................... Templeton Funds Trust
                                                          Company

         (e)      and (f) Depositors,
                    removal and successor..........................       N/A

21.      Loans to security holders.................................       N/A

22.      Limitations on liability..................................       N/A

23.      Bonding arrangements............................   The Sponsor --
                  .......................................   Franklin Templeton
                                                           Distributors, Inc.

24.      Other material provisions of
           trust agreement.........................................       N/A


                  III.  Organizations, Personnel and
                        Affiliated Persons of Depositor

25.      Organization of depositor.......................  The Sponsor --
                  .......................................  Franklin Templeton
                                                           Distributors, Inc.

26.      Fees received by depositor...................... Financial Statements:
                  ....................................... Templeton Capital
                                                          Accumulation Plans

27.      Business of depositor...........................  The Sponsor --
                  .......................................  Franklin Templeton
                                                           Distributors, Inc.

28.      Certain information as
           to officials and affiliated
           persons of depositor.......................... The Sponsor --
                  ........................................Franklin Templeton
                                                          Distributors, Inc.

29.      Voting securities of depositor................   The Sponsor --
                  .....................................   Franklin Templeton
                                                          Distributors, Inc.

30.      Persons controlling depositor.................   The Sponsor --
                  .....................................  Franklin Templeton
                                                        Distributors, Inc.

31.      Payments by depositor for
           certain services rendered
           to trust.............................................N/A

32.      Payments by depositor for
           certain other services
           rendered to  trust......................................       N/A

33.      Remuneration of employees
           of depositor for certain
           services rendered to trust..............................       N/A

34.      Remuneration of other persons
           for certain services rendered
           to trust.............................................N/A

                  IV.  Distribution and Redemption of Securities

35.      Distribution of trust's
           securities in states...............................       General

36.      Suspension of sales of trust's
           securities...........................................N/A

37.      Revocation of authority to
           distribute...........................................N/A

38.      (a)      Method of distribution...............     The Sponsor --
                  .....................................     Franklin Templeton
                                                            Distributors, Inc.;
                                                            General

         (b)      Underwriting agreements..............    General; Introductory
                  .....................................    Statement; How To
                                                           Start Your Templeton
                                                           Capital Accumulation
                                                           Plan; You May
                                                           Terminate Your Plan
                                                           and Withdraw Your
                                                           Shares

         (c)      Selling agreements............................       General

39.      (a)      Organization of principal
                    underwriters.......................      The Sponsor --
                  .....................................      Franklin Templeton
                                                             Distributors, Inc.

         (b)      N.A.S.D. membership of
                    principal underwriters............       The Sponsor --
                  ....................................      Franklin Templeton
                                                            Distributors, Inc.

40.      Certain fees received by
           principal underwriters...................      Financial Statements:
                  ....................................      Templeton Capital
                                                            Accumulation Plans

41.      (a)      Business of each principal
                    underwriter.......................      The Sponsor --
                  ......................................    Franklin Templeton
                                                            Distributors, Inc.

         (b)      Branch offices of each
                    principal underwriter..........................       N/A

         (c)      Salesmen of each principal
                    underwriter....................................       N/A

42.      Officials of Principal
           Underwriter................................      The Sponsor --
                  ....................................      Franklin Templeton
                                                            Distributors, Inc.

43.      Certain brokerage commissions
           received by principal
           underwriters............................................       N/A

44.      (a)      Method of Valuation.................       Templeton Capital
                  ....................................       Accumulator Fund,
                                                           Inc. Prospectus (How
                                                           to Buy Shares of the
                                                             Fund)

         (b)      Schedule as to offering
                    price..........................................       N/A

         (c)      Variation in offering
                    price to certain
                    persons........................................       N/A

45.      Suspension of redemption
         rights   ..............................................N/A

46.      (a)      Redemption Valuation...................   Your Rights and
                  .......................................   Privileges Under the
                                                            Plan; Templeton
                                                            Capital Accumulator
                                                          Fund, Inc. Prospectus
                                                         (How to Buy Shares of
                                                          the Fund) and
                                                          Statement of
                                                          Additional
                                                          Information
                                                         (Purchase, Redemption
                                                          and Pricing of
                                                          Shares)

         (b)      Schedule as to redemption
                    price..........................................       N/A

47.      Maintenance of position in
           underlying securities.......................    Your Rights and
                  .....................................    Privileges Under the
                                                           Plan; The Custodian
                  .....................................    -- Templeton Funds
                                                           Trust Company;
                                                           Substitution of the
                                                           Underlying Investment

         V.       Information Concerning the Trustee or Custodian

48.      Organization and regulation of
           trustee.................................       The Custodian --
                  .....................................   Templeton Funds Trust
                                                          Company

49.      Fees and expenses of trustees.............................       N/A

50.      Trustee's lien............................................       N/A

                  VI.  Information Concerning Insurance of
                       Holders of Securities

51.      Insurance of holders of
           trust's securities......................................       N/A

52.      (a)      Provisions of trust agreement
                    with respect to selection or
                    elimination of underlying
                    securities...........................    Substitution of
                                                             the Underlying
                                                             Investment

         (b)      Transactions involving
                    elimination of underlying
                    securities.....................................       N/A

         (c)      Policy regarding
                    substitution or
                    elimination of
                    underlying securities....................  Substitution of the Underlying
                                                               Investment

         (d)      Fundamental policy not other-
                    wise covered...................................       N/A

53.      Tax status of trust.......................................       Taxes

                  VIII.  Financial and Statistical Information

54.      Trust's securities during last
           ten years............................................N/A

55.      Transcript of Hypothetical
         Plan     ........................................  Illustration of a
                  ........................................  Hypothetical $93.75
                                                            Monthly Templeton
                                                            Capital Accumulation
                                                            Plan

                                   TEMPLETON
                              CAPITAL ACCUMULATION
                                     PLANS



                          [LOGO OF MAP APPEARS HERE]


                                   PROSPECTUS
                  -------------------------------------------

                              JANUARY 1, 1996

                                  PROSPECTUS

                     TEMPLETON CAPITAL ACCUMULATION PLANS

  Templeton Capital Accumulation Plans (the "Plans") for the accumulation of shares of Templeton Capital Accumulator Fund, Inc. (the "Fund") are offered by Franklin Templeton Distributors, Inc., the Sponsor and Principal Underwriter ("FTD" or "Sponsor"). A Plan calls for fixed monthly investments for 15 years (180 investments), with the Planholder having the option to make additional monthly investments for up to a total of 25 years (300 investments). The ratio of Sales and Creation Charges to total investments on 15-year Plans ranges from 9.00% on $16,875 Plans ($93.75 per month) to .75% on $1,800,000 Plans
($10,000 per month) and the ratio of Sales and Creation Charges to net investments on 15-year Plans ranges from 9.89% to .76%. On Plans extended to 25 years, the Sales and Creation Charges range from 8.49% (on $16,875 Plans) to .56% (on $1,800,000 Plans) of the net amount invested.

  Investments under a Plan are applied, after authorized deductions, to the purchase of Fund shares at net asset value. These shares should be considered a long term investment and are not suitable for investors seeking quick profits or who might be unable to complete a Plan. The Sales and Creation Charges for the first year of a Plan can amount to 50% of the total amount paid during that year. Since a major portion of the entire Sales and Creation Charge is deducted from the first year's investments, withdrawal or termination of an investment in the early years of a Plan will probably result in a loss. For example, on a $16,875 Plan ($93.75 per month), deductions amount to 9.00% of the investments made if the Plan is completed. However, even after the application of the refund privilege described on page 8, total deductions would amount to 15% of total investments if the Plan were terminated at any time between two months and 18 months. Moreover, if the Plan were continued for 19 months, total deductions would amount to 33.82% of the total invested; deductions would amount to 28.04% if the Plan were continued for two years and then redeemed. A detailed description of all deductions appears on page 11.

  The value of a Plan is subject to fluctuations in the value of the securities in the Fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the price level of the Fund's shares. Investors should therefore consider their financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market. Terminating a Plan at a time when the value of the shares then held is less than their cost will result in a loss.

  SHARES OF THE FUND ARE OFFERED TO THE GENERAL PUBLIC ONLY THROUGH TEMPLETON CAPITAL ACCUMULATION PLANS. The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation, developed or underdeveloped. As an operating policy, which may be changed without shareholder approval, the Fund may not invest more than 5% of its assets in lower rated debt securities. As a fundamental policy, which may not be changed without shareholder approval, the Fund may not invest more than 10% of its assets in illiquid securities, including defaulted debt securities.

  Shares of certain other mutual funds managed or advised by the Fund's investment manager, Templeton Investment Counsel, Inc. ("TICI" or "Investment Manager") and its affiliates, which have investment objectives similar in many respects to those of the Fund, may be acquired with a sales charge for the minimum initial investment of $100, and subsequent investments of a minimum of $25 (which may be made automatically by means of pre-authorized bank debits), and, compared to the earlier years of a Plan, would involve a lesser sales charge, thereby decreasing the possibility of loss in the event of early termination.

  AN INVESTOR HAS THE RIGHT TO A 45 DAY REFUND OF HIS OR HER INVESTMENT, AS WELL AS CERTAIN OTHER LIMITED REFUND RIGHTS FOR CERTAIN PERIODS OF TIME AND UNDER THE CONDITIONS DESCRIBED IN MORE DETAIL UNDER THE HEADING "CANCELLATION AND REFUND RIGHTS" ON PAGE 8.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT
            PROSPECTUS OF TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

    INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

Introductory Statement.....................................................    3
Allocation of Investments and Deductions...................................    3
15-Year Plans -- Allocation of Investments and Deductions..................    4
Total 25-Year Allocations and Deductions When Extended Investment Option is
 Used......................................................................    4
A Typical $100 Monthly Investment Plan.....................................    5
Investment Objective -- What You Seek From Your Plan.......................    5
How a Templeton Capital Accumulation Plan Can Help You Meet Your Objective.    5
How to Start Your Templeton Capital Accumulation Plan......................    6
    Automatic Investment Plan..............................................    6
Your Rights and Privileges Under the Plan..................................    6
    Dividends and Distributions............................................    6
    How You Can Withdraw or Redeem Some of Your Shares Without Terminating
     Your Plan.............................................................    6
    You May Transfer or Assign Your Rights in the Plan.....................    8
    Cancellation and Refund Rights.........................................    8
    You May Terminate Your Plan and Withdraw Your Shares...................    8
    Replacement Privilege on Termination...................................    9
    You Retain Full Voting Rights in Your Fund Shares......................    9
    You May Make Investments Ahead of Schedule to Complete Your Plan Early.    9
    You May Withdraw a Fixed Amount Monthly or Quarterly -- When You Have
     Completed Your Plan...................................................    9
    You May Continue Investments After Completing a 15-Year Plan --
      Extended Investment Option...........................................   10
Individual Retirement Accounts (IRAs)......................................   10
Sales and Creation Charges.................................................   11
The Custodian -- Templeton Funds Trust Company.............................   12
The Sponsor -- Franklin Templeton Distributors, Inc. ......................   13
Taxes......................................................................   14
Substitution of the Underlying Investment..................................   14
Termination of Your Plan...................................................   14
General....................................................................   15
Illustration of a Hypothetical $93.75 Monthly Templeton Capital
 Accumulation Plan.........................................................   15
Financial Statements:
    Templeton Capital Accumulation Plans...................................   17
    Franklin Templeton Distributors, Inc. .................................   22
Templeton Capital Accumulator Fund, Inc. Prospectus........................  P-1

  No salesman, dealer or other person is authorized by the Sponsor, the Plans, or the Fund, to give any information or make any representation other than those contained in this Prospectus or in the prospectus and Statement of Additional Information of Templeton Capital Accumulator Fund, Inc., or in any other printed or written material issued under the name of Franklin Templeton Distributors, Inc. or Templeton Capital Accumulator Fund, Inc. No person should rely upon any information not contained in these materials.

                            INTRODUCTORY STATEMENT

  You should consider the following aspects of the Plans before making an investment:

  1. A Plan represents an agreement between you, the Sponsor, and Templeton Funds Trust Company ("TFTC" or "Custodian") under which investments (after deduction of "Sales and Creation Charges") are used to purchase shares of the Fund. It is not required that the Sponsor notify you or seek your approval prior to replacing the Custodian. However, the terms of the Custodian Agreement cannot be amended to adversely affect your rights and privileges without obtaining your written consent.

  2. Investments made through the Plans will not constitute direct ownership of Fund shares, but rather an interest in a trust which will have direct ownership of Fund shares. You will have only a beneficial interest in the underlying Fund shares. This beneficial interest is expressed in the Plan as "Plan shares"; one Plan share always equals one share of the underlying Fund. You will, however, retain full voting rights in the underlying Fund shares. The Custodian will vote the shares held for your account in accordance with your instructions.

  3. Unlike most other plans of this type, the primary issuer--Templeton Capital Accumulator Fund, Inc.--does not sell its shares directly to the public. Investments in the Fund may be made only through the arrangements provided by the Plans.

  4. The Plans are available for purchase in conjunction with certain Individual Retirement Accounts (IRAs) and there is an annual service fee (currently $10) for maintenance of an individual's IRA.

  5. The Plans contain a Sales and Creation Charge which is sometimes called a "front-end load." The effect of a "front-end load" is that if you terminate your Plan between the second and eighteenth month, total deductions may amount to as much as 15% of your total payments made up to that date. Accordingly, the Plans are not suited for short-term investment. See the tables on page 4, and the description thereof.

  6. A Plan may be terminated by the Custodian or Sponsor if you fail to make investments under your Plan for a period of 12 months or if Fund shares are not available and a substitution is not made. See "Termination of Your Plan" on page 14. Planholders must be notified and approve any substitution of the Plan's underlying investment. See "Substitution of the Underlying Investment" on page 14.

  7. The dealer firm of record has proprietary rights to all commissions earned during the duration of your Plan. It is also under no obligation to transfer your Plan to another dealer firm as long as its dealer agreement with the Plan Sponsor, Franklin Templeton Distributors, Inc., remains active. If the dealer firm of record chooses to release your Plan to a new dealer firm, it must first complete, sign, and signature guarantee a release form that can be obtained from the Plan Sponsor. This form must be returned to and accepted by the Custodian, Templeton Funds Trust Company, before any dealer change can be effected.

                   ALLOCATION OF INVESTMENTS AND DEDUCTIONS

  The following tables show the range of available Plans, the Monthly Investment Units to be made, total investments to be made and the Sales and Creation Charges that will be charged as to each Monthly Investment Unit. The total charges as a percentage of the total amount invested and as a percentage of the net amount invested are also shown. This information is based solely on investments made under a Plan and does not reflect any investment experience, dividend or income of the Fund over the 15-year period of a Plan.

                                 15-YEAR PLANS

                    ALLOCATION OF INVESTMENTS AND DEDUCTIONS

                                        SALES AND CREATION CHARGES
                          -------------------------------------------------------
                                                               % OF       % OF
 MONTHLY                     PER         PER                 CHARGES    CHARGES    MONTHLY
INVESTMENT      TOTAL     INVESTMENT INVESTMENT    TOTAL     TO TOTAL    TO NET   INVESTMENT
   UNIT      INVESTMENT   1 THRU 12  13 THRU 180  CHARGES   INVESTMENT INVESTMENT    UNIT
--------------------------------------------------------------------------------------------
$    93.75  $   16,875.00  $ 46.87     $ 5.69    $ 1,518.36    9.00%      9.89%   $    93.75
    100.00      18,000.00    50.00       6.07      1,619.76    9.00       9.89        100.00
    125.00      22,500.00    62.50       7.58      2,023.44    8.99       9.88        125.00
    150.00      27,000.00    75.00       7.50      2,160.00    8.00       8.70        150.00
    166.66      29,998.80    83.33       8.15      2,369.16    7.90       8.57        166.66
    200.00      36,000.00   100.00       9.46      2,789.28    7.75       8.40        200.00
    250.00      45,000.00   125.00      11.42      3,418.56    7.60       8.22        250.00
    300.00      54,000.00   150.00       6.96      2,969.28    5.50       5.82        300.00
    350.00      63,000.00   175.00       6.92      3,262.56    5.18       5.46        350.00
    400.00      72,000.00   200.00       6.62      3,512.16    4.88       5.13        400.00
    500.00      90,000.00   225.00       6.96      3,869.28    4.30       4.49        500.00
    750.00     135,000.00   300.00      10.31      5,332.08    3.95       4.11        750.00
  1,000.00     180,000.00   350.00      13.57      6,479.76    3.60       3.73      1,000.00
  1,500.00     270,000.00   375.00      19.82      7,829.76    2.90       2.99      1,500.00
  2,000.00     360,000.00   440.00      20.00      8,640.00    2.40       2.46      2,000.00
  3,000.00     540,000.00   450.00      28.92     10,258.56    1.90       1.94      3,000.00
  5,000.00     900,000.00   500.00      20.53      9,449.04    1.05       1.06      5,000.00
 10,000.00   1,800,000.00   750.00      26.78     13,499.04     .75        .76     10,000.00

                 TOTAL 25-YEAR ALLOCATIONS AND DEDUCTIONS WHEN
                       EXTENDED INVESTMENT OPTION IS USED

                                        SALES AND CREATION CHARGES
                          -------------------------------------------------------
                                                               % OF       % OF
 MONTHLY                     PER         PER                 CHARGES    CHARGES    MONTHLY
INVESTMENT      TOTAL     INVESTMENT INVESTMENT    TOTAL     TO TOTAL    TO NET   INVESTMENT
   UNIT      INVESTMENT   1 THRU 12  13 THRU 300  CHARGES   INVESTMENT INVESTMENT    UNIT
--------------------------------------------------------------------------------------------
$    93.75  $   28,125.00  $ 46.87     $ 5.69    $ 2,201.16    7.83%      8.49%   $    93.75
    100.00      30,000.00    50.00       6.07      2,348.16    7.83       8.49        100.00
    125.00      37,500.00    62.50       7.58      2,933.04    7.82       8.49        125.00
    150.00      45,000.00    75.00       7.50      3,060.00    6.80       7.30        150.00
    166.66      49,998.00    83.33       8.15      3,347.16    6.69       7.17        166.66
    200.00      60,000.00   100.00       9.46      3,924.48    6.54       7.00        200.00
    250.00      75,000.00   125.00      11.42      4,788.96    6.39       6.83        250.00
    300.00      90,000.00   150.00       6.96      3,804.48    4.23       4.41        300.00
    350.00     105,000.00   175.00       6.92      4,092.96    3.90       4.06        350.00
    400.00     120,000.00   200.00       6.62      4,306.56    3.59       3.72        400.00
    500.00     150,000.00   225.00       6.96      4,704.48    3.14       3.24        500.00
    750.00     225,000.00   300.00      10.31      6,569.28    2.92       3.01        750.00
  1,000.00     300,000.00   350.00      13.57      8,108.16    2.70       2.78      1,000.00
  1,500.00     450,000.00   375.00      19.82     10,208.16    2.27       2.32      1,500.00
  2,000.00     600,000.00   440.00      20.00     11,040.00    1.84       1.87      2,000.00
  3,000.00     900,000.00   450.00      28.92     13,728.96    1.53       1.55      3,000.00
  5,000.00   1,500,000.00   500.00      20.53     11,912.64     .79        .80      5,000.00
 10,000.00   3,000,000.00   750.00      26.78     16,712.64     .56        .56     10,000.00

                    A TYPICAL $100 MONTHLY INVESTMENT PLAN

  (Assuming that all investments are made in accordance with the terms of the
                                     Plan)

                                                 AT THE END OF     AT THE END OF      AT THE END OF
                                                   6 MONTHS           1 YEAR             2 YEARS
                           AGGREGATE AMOUNT     (6 INVESTMENTS)  (12 INVESTMENTS)    (24 INVESTMENTS)
                         --------------------- ----------------- ----------------- --------------------
                                    % OF TOTAL        % OF TOTAL        % OF TOTAL           % OF TOTAL
                                     INVEST-           INVEST-           INVEST-              INVEST-
                           AMOUNT     MENTS    AMOUNT   MENTS    AMOUNT   MENTS     AMOUNT     MENTS
-------------------------------------------------------------------------------------------------------
15 YEARS (180 INVEST-
 MENTS)
Total Investments....... $18,000        100%    $600     100%    $1,200    100%    $2,400       100%
Deduct:
 Creation and Sales
  Charge................ $ 1,619.76       9%    $300      50%    $  600     50%    $  672.84     28%
Net Amount Invested Un-
 der Plan............... $16,380.24      91%    $300      50%    $  600     50%    $1,727.16     72%
25 YEARS (300 INVEST-
 MENTS)
Total Investments....... $30,000        100%    $600     100%    $1,200    100%    $2,400       100%
Deduct:
 Creation and Sales
  Charge................ $ 2,348.16     7.8%    $300      50%    $  600     50%    $  672.84     28%
Net Amount Invested Un-
 der Plan............... $27,651.84    92.2%    $300      50%    $  600     50%    $1,727.16     72%

NOTES:
(1) Dividends and distributions received on Fund shares, during the periods shown, have not been included or reflected in any way in the foregoing figures.
(2) The 25-year investment schedule reflects the charges applicable to a 15-year Plan which is continued under the Extended Investment Option.

  After the first 12 monthly investments have been made, the Creation and Sales Charge deducted from any subsequent monthly investment will not exceed 6.1% of the net investment in Fund shares.

              INVESTMENT OBJECTIVE--WHAT YOU SEEK FROM YOUR PLAN

  As you will see in the attached prospectus, the objective of Templeton Capital Accumulator Fund, Inc. (the "Fund") is long-term capital growth. The Fund is an open-end, diversified investment company (usually referred to as "mutual fund"). The Fund seeks to meet its objective through investment in common stocks and other classes of securities which management believes will contribute to the attainment of such investment objective. Accordingly, selection of securities for the portfolio of the Fund is based almost entirely of their potential capital growth possibilities. Most of the portfolio securities will pay little, if any, income. Whatever income may be received will be entirely incidental to the objective of capital growth. The Fund's investments are selected and supervised by TICI. Reference is made to the attached Templeton Capital Accumulator Fund, Inc. prospectus for a description of the Fund's investment policies and operating expenses, and the business experience of its management. A Statement of Additional Information about Templeton Capital Accumulator Fund, Inc., which is incorporated by reference in the prospectus for the Fund, is available at no charge by writing Franklin Templeton Distributors, Inc., Dealer Main Office Services, 700 Central Avenue, St. Petersburg, Florida 33701-3628 or by calling the Shareholder Services Department at 1-800-632-2301.

                   HOW A TEMPLETON CAPITAL ACCUMULATION PLAN
                       CAN HELP YOU MEET YOUR OBJECTIVE

  Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. Templeton Capital Accumulation Plans are designed to help such people.

  These Plans make it possible to build equity over a period of years by investing a modest sum each month in mutual fund shares. The mutual fund principle is an attempt to reduce the risk inherent in any investment by diversification and professional management.

  The value of Plan shares is subject to the fluctuations in the value of the securities in the Fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the price level of the shares. You should therefore consider your financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating your Plan at a time when the value of Plan shares you acquired is less than their cost will result in a loss.

  Other features of a Plan are the services rendered by the Custodian, which performs certain bookkeeping and administrative services for the Plans. Acting as your agent, the Custodian assumes the responsibility for many details of the Plan. A description of the Custodian's services appears on page 12.

             HOW TO START YOUR TEMPLETON CAPITAL ACCUMULATION PLAN

  To start your Plan, complete the attached application and have your investment dealer mail it to the Sponsor, together with a check made out to Templeton Funds Trust Company. After your application is accepted by the Sponsor, you will receive a confirmation statement showing the number of whole and fractional shares purchased for your account.

  You should then send investments in one or more multiples of the monthly amount of your Plan directly to the Custodian. Investments, after applicable deductions, will be applied toward the purchase of the Plan shares at the net asset value. Investments in partial monthly amounts cannot be accepted, except as identified in the discussion on Individual Retirement Accounts (page 10).

  You may terminate your participation in the Plan, either completely or partially, as provided on pages 6-8 ("How You Can Withdraw or Redeem Some of Your Shares Without Terminating Your Plan") and page 8 ("You May Terminate Your Plan and Withdraw Your Shares"). Any correspondence regarding the Plans should be addressed to Franklin Templeton Distributors, Inc., Dealer Main Office Services, 700 Central Avenue, St. Petersburg, Florida 33701-3628.

AUTOMATIC INVESTMENT PLAN

  You may accumulate shares regularly each month by means of automatic debits to your checking account. Forms for this purpose are in the attached application. Such a plan is voluntary and may be discontinued by written notice to the Sponsor, which must be received at least 10 days prior to the collection date, or by the Sponsor upon written notice to you at least 30 days prior to the collection date.

                   YOUR RIGHTS AND PRIVILEGES UNDER THE PLAN

DIVIDENDS AND DISTRIBUTIONS

  All dividends and distributions will be automatically reinvested on the payment date in additional Plan shares at net asset value on the ex-dividend date of the dividend or distribution, unless you elect to receive cash. Net asset value will be calculated according to the method described in the Fund's prospectus under the heading "How to Buy Shares of the Fund".

  Dividends or distributions received shortly after an investment is made may be considered a partial return of such an investment. Dividends and capital gains, if any, will normally be paid by the Fund at least annually and generally will be taxable to Planholders for income tax purposes. See "Taxes" on page 14.

  The net asset value per share will decrease by the amount of the dividend payment and capital gains distributions on the ex-dividend date of the distributions.

HOW YOU CAN WITHDRAW OR REDEEM SOME OF YOUR SHARES WITHOUT TERMINATING YOUR
PLAN

  While a redemption of all of your Plan shares will normally terminate your Plan, you may redeem less than all of your shares without terminating the Plan.

  If you have owned your Plan for at least 45 days, you may withdraw up to 90% of your shares from your account or you may direct the Custodian, as your agent, to redeem up to 90% of your shares and pay the proceeds to you. Any partial redemption must involve at least $100 and cannot exceed 90% of the value of the shares. Redemption requests that exceed 90% of the net asset value of the shares and which leave less than $100 in the Plan will automatically result in a full redemption of the entire balance in the Plan.

  After a partial cash withdrawal, you may reinvest an amount equal to or less than the amount withdrawn. Upon timely exercise of this reinvestment privilege, your investment will be restored at the then current net asset value, at no sales charge, as is prescribed by the National Association of Securities Dealers ("NASD"). Any repayment of a partial redemption cannot be made before 90 days from the date of redemption except for IRAs, which can be restored after 45 days. (This allows the return of IRA assets before the 60-day Internal Revenue Service ("IRS") deadline.) There is no limit to the number of redemptions that can be made, each of which must be for a minimum of $100. Full reinstatement of a partial redemption need not be made in one transaction if the amount redeemed exceeds $500. However, any reinvestment must be made in increments equal to the amount redeemed or $500, whichever is less.

  Redemption or withdrawal of Plan shares held in an IRA must conform to the requirements of the IRA and the Plan's withdrawal and redemption requirements. Distributions from such IRAs are subject to additional requirements under the Internal Revenue Code of 1986, as amended (the "Code"), and certain documents (available from the Custodian) must be completed before the distribution may be made. Distributions from IRAs are subject to withholding requirements under the Code, and the IRS Form W-4P (available from the Custodian) may be required to be submitted to the Custodian with the distribution request, or the distribution will be delayed. The Custodian and the Sponsor assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.

  All requests for withdrawal must be made in writing and signed by all registered Planholders. Proceeds of redemptions will be mailed to the address of record unless instructions to the contrary are received with Planholders' signatures guaranteed. In the case of a cash withdrawal, the Custodian or the Sponsor may require additional documentation. Reinvested redemptions will be applied to the purchase of Plan shares at the next determined net asset value. No partial withdrawal or redemption shall affect the total number of monthly investments to be made or the unpaid balance of monthly investments. No charge will be made for each partial withdrawal, redemption or restoration, but you will be liable for any transfer taxes that may be required. Replacements of partial withdrawals must be clearly identified as such in order to distinguish them from regular monthly investments. A gain or loss for tax purposes may be realized by the Planholder upon any cash withdrawal. Depending on your circumstances, the deduction for a loss may be limited.

  If the cash withdrawal is more than $50,000, is made payable to an individual other than the Planholder of record, or is to be sent to an address other than the address of record, a letter of instruction will be required, signed by all Planholders with signatures guaranteed by an "eligible guarantor," including (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient for the request to be in proper order. A signature guarantee is not required for cash withdrawals of $50,000 or less, requested by and payable to all Planholders of record, to be sent to the address of record for that account. However, the Sponsor reserves the right to require signature guarantees on all cash withdrawals. A signature guarantee is required in connection with any request for transfer of Plan shares. Also, a signature guarantee is required if the Sponsor or the Custodian believes that a signature guarantee would protect against potential claims based on the withdrawal instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed, (b) multiple owners have a dispute or give inconsistent instructions to the Custodian, (c) the Custodian has been notified of an adverse claim, (d) the instructions received by the Custodian are given by an agent, not the actual registered owner, (e) the Custodian determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Custodian. All documents must be in proper order before any withdrawals or redemptions can be executed. The redemption price will be the net asset value next determined after such documents have been received in good order. Your request should be sent to Templeton Funds Trust Company, P.O. Box 33030, St. Petersburg, Florida 33733-8030.

  Ordinarily you will receive cash as a result of redeeming your shares under this or any of the options described below within seven days after your request is received by the Custodian. However, the Custodian will not mail redemption proceeds until checks received for the shares purchased have cleared. The payment period may be extended if the Custodian's right to redeem shares of the Fund has been suspended or restricted. This will only happen if the New York Stock Exchange is closed, other than for customary weekends or holidays, if trading is restricted on the Exchange, or if any emergency is deemed to exist by the Securities and Exchange Commission.

YOU MAY TRANSFER OR ASSIGN YOUR RIGHTS IN THE PLAN

  You may transfer your rights to another person; for example, a relative, charitable institution, or trust. You can do this in several ways:

  (1) You can transfer your right, title and interest to another person whose only right shall be the privilege of complete and prompt withdrawal from the Plan.

  (2) You can transfer your entire right, title and interest to another person, trustee or custodian acceptable to the Sponsor, who has made application to the Sponsor for a similar Plan.

  The Custodian will provide you with the appropriate assignment form. Transfers may be subject to income and other taxes.

CANCELLATION AND REFUND RIGHTS

  You have certain rights of cancellation. Within 60 days after you purchase a Plan (which, for this purpose, is the date appearing on the confirmation statement you will receive following your initial payment), the Custodian will send a notice to you regarding your cancellation rights. If you elect to cancel within 45 days of the mailing date of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Plan shares credited to your account on the date that your cancellation request is received by the Custodian and (2) an amount equal to the difference between the gross amount invested and the net amount invested in Plan shares.

  In addition, you may surrender your Plan at any time within an eighteen-month period beginning on the purchase date of your Plan and receive from the Custodian a cash payment equal to the sum of (1) the total net asset value of the Plan shares credited to your account on the date of the surrender plus (2) a refund of all sales charges paid to the date of surrender minus 15% of the gross amount you have invested as of that date. Planholders who execute their Plans in certain states may have up to twenty-eight months to exercise this refund right. In order to receive the above payment, your request should be sent in writing to Templeton Funds Trust Company, P.O. Box 33030, St. Petersburg, Florida 33733-8030. In addition, a cancellation request involving more than $50,000 will require a signature guarantee for all registered owners as described above.

  If you surrender your Plan under this cancellation and refund privilege, you may not reinstate your Plan at net asset value. In addition, under the so-called "wash sale rule," Federal tax laws presently do not permit the recognition of a loss when an individual sells and re-acquires the same securities within a 30-day time period before or after the loss is incurred. Gains, however, are recognized for tax purposes at the time of redemption.

  The Custodian will send you a written notice of your eighteen-month rights of cancellation if one or the other of the following occur:

  (1) If, after fifteen months from the date of establishment, you have missed three investments or more, or

  (2) If you miss one investment or more after the expiration of the fifteen-month period but prior to the expiration of the eighteen-month period. (If the Custodian has already sent a notice at 15 months, a second notice will not be required even if additional investments are missed.)

  These notices will inform you of your rights of cancellation as set forth in the preceding paragraph, of the value of your account at the time the notice is sent, and of the amount to which you are entitled pursuant to the provisions of the preceding paragraph.

YOU MAY TERMINATE YOUR PLAN AND WITHDRAW YOUR SHARES

  A Plan may be terminated at any time by a written request to the Custodian.

  In terminating your Plan, you may request the Custodian to withdraw your shares, redeem them and send you the proceeds. If the amount of the redemption is more than $50,000, is made payable to an individual other than the Planholder of record, or is to be sent to an address other than the address of record, your request, signed by all registered owners, must be signature guaranteed as described above. All documents must be in good order before a redemption can be executed. The redemption price will be the net asset value next determined after such documents have been received.

  If you choose to receive Fund shares instead of cash, the Plan shares may be exchanged for shares of the Fund and then further exchanged for shares of certain other funds for which TICI or an affiliate is the investment manager. The Exchange Privilege is more fully described in the Fund prospectus under the caption "Exchange Privilege." You should note that if you elect to exchange your shares of the Fund for shares of other funds in the Franklin Group of Funds (R) or the Templeton Funds, the shares of such other funds cannot thereafter be exchanged back into shares of the Fund.

  The right of redemption of shares of the Templeton Capital Accumulation Plan and the underlying Fund may be suspended at times when trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends and holidays or any emergency is deemed to exist by the Securities and Exchange Commission. As long as the right of redemption of shares of the Fund is suspended, no shares may be redeemed, and therefore no cash withdrawal may be made during that period.

REPLACEMENT PRIVILEGE ON TERMINATION

  If you have terminated your Plan, you may exercise a replacement privilege which allows you to reinvest an amount equal to but not less than 10% of the net asset value of the redeemed shares without any sales charge in a re-opened identically registered Templeton Capital Accumulation Plan. Reinvestment is made at the net asset value per share next determined following the timely receipt by the Custodian of a replacement order and payment. Replacement must be made within 60 days following the date of termination of the Plan; however, while you may be required to recognize a gain on a termination, you may not recognize a loss for Federal tax purposes to the extent you reinvest the proceeds in a Templeton Capital Accumulation Plan within 30 days or less.

  The replacement privilege is available to you only if you have not previously exercised the privilege as to your Plan. The replacement privilege does not abrogate the partial withdrawal without termination privilege described on pages 6-8. If you have redeemed your Plan shares under the procedures described under "Cancellation and Refund Rights" on page 8, you may not reinstate at net asset value the proceeds from such a cancellation or refund until all refunded Sales and Creation Charges have been deducted from the amount offered for the reinstatement.

YOU RETAIN FULL VOTING RIGHTS IN YOUR FUND SHARES

  You will receive a notice at least 10 days before any matter is submitted to a vote of the stockholders of the Fund. The Custodian will vote the shares held for your account in accordance with your instructions. In the absence of such instructions, the Custodian will vote your shares in the same proportion as it votes the shares for which it has received instructions from other Planholders.

  If you wish to attend any meetings at which shares may be voted, you may request the Custodian to furnish you with a proxy or otherwise arrange for you to exercise your voting rights.

YOU MAY MAKE INVESTMENTS AHEAD OF SCHEDULE TO COMPLETE YOUR PLAN EARLY

  You may complete your Templeton Capital Accumulation Plan ahead of schedule by making investments in advance of their due date, but not more than 24 monthly investments may be made in one calendar year. In addition to such advance investments, you may also prepay up to 24 monthly units at any time during the life of your Plan. Monthly investment units may be accrued and paid in a lump sum. There is no reduction in the Sales and Creation Charge for advance investments. These prepayment rules shall be waived only to make a Plan that is in arrears current (as defined in the section titled "You May Qualify for Reduced Sales Charges" on page 11) or for the transfer or rollover into an IRA.

  In the event of death of the Planholder, these advance investment restrictions will be waived to allow the Plan to be completed at one time by survivors of the Planholder or representatives of the estate.

YOU MAY WITHDRAW A FIXED AMOUNT MONTHLY OR QUARTERLY--WHEN YOU HAVE COMPLETED YOUR PLAN

  When you complete all regularly scheduled investments, you may elect a Systematic Cash Withdrawal Program. Under this Program, the Custodian, as your agent, will redeem sufficient shares from your account to provide regular cash withdrawal payments of $50 or more each month or quarter, as you elect.

  A Systematic Cash Withdrawal Program may also be elected from an incomplete Plan if the Plan is part of an IRA and you have reached age 70 1/2. Under this program, the Custodian, as your agent, will redeem as of the twenty-fifth day of each month (or the first business date after that date) sufficient shares from your account to provide a regular cash withdrawal payment of $50 or more each month or quarter, as you elect.

  Except for the $50 minimum, there is no limitation on the size of your withdrawals. The $50 amount is, however, only a minimum established for administrative convenience and should not be considered as a recommendation. You have the right to change the dollar amount of your withdrawal or discontinue your Systematic Cash Withdrawal Program at any time.

  You should realize that withdrawals in excess of dividends and distributions will be made from principal and may eventually exhaust your account. For this reason, these withdrawals cannot be considered as income on your investment. Also, a gain or loss for tax purposes may be realized by you on each withdrawal payment.

  If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Cash Withdrawal Program on a completed Plan while still making regular payments on the uncompleted Plan. If you are participating in a Systematic Cash Withdrawal Program, you should not start another Templeton Capital Accumulation Plan. There are no charges made for any regular withdrawals under a Systematic Cash Withdrawal Program.

  The Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. While the Systematic Cash Withdrawal Program is in force, you may not elect to receive dividends and distributions in cash.

  While FTD does not contemplate doing so, it reserves the right to discontinue offering the Systematic Cash Withdrawal Program at any time after 90 days' notification to all Planholders who have not elected to participate in such program. Those who are already participating will be allowed to continue.

YOU MAY CONTINUE INVESTMENTS AFTER COMPLETING A 15-YEAR PLAN--EXTENDED INVESTMENT OPTION

  Under the Extended Investment Option, you may continue making monthly investments after completing all scheduled investments in your 15-year Plan. Investments under this option are subject to the same sales charges as applied to your last scheduled investment.

  If under this option you fail to make regularly scheduled investments for six consecutive months, after being credited for any advance made under the option, you forfeit your right to make such additional investments. All Extended Investment Options will terminate on the earlier of 25 years after the date of establishment of the original Plan or the date the 300th monthly investment is made under your Plan.



                  INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

  Under current tax laws you may be eligible to establish an IRA. An IRA Agreement is available through Franklin Templeton Trust Company (FTTC), an affiliate of TFTC. The Agreement provides for investments in the Plans. It also provides that FTTC shall furnish custodial services to the participant for service fees chargeable to the participant. FTTC presently deducts an annual service fee of $10.00 for maintenance of the account, unless it is paid separately. FTTC is qualified under IRS regulations to act as an IRA custodian.

  An individual may initiate an account by executing the IRA Application and by making the initial Plan investment. Under current law, a participant's maximum annual contribution is limited to the lesser of 100% of compensation or $2,000. If a second account is established with a non-working spouse the total contribution for both accounts would be a maximum of $2,250. Contributions to an IRA by an individual who participates, or whose spouse participates, in a tax-qualified or government-approved retirement plan may or may not be deductible depending on their income. Contributions in excess of these limits, premature distributions, and/or insufficient withdrawals after age 70 1/2 may result in substantial adverse tax consequences. "Rollover contributions," as defined in IRS regulations, are also allowed.

  In addition to the regular monthly investment schedules, you may once each year invest an odd amount not equal to the monthly plan amount in order to complete exact contributions totals authorized by the IRS for the IRA being used. Such odd amounts should be specifically identified to the Custodian, when forwarded, in order to prevent rejection. Odd amounts, not in exact multiples of the monthly investment unit, will be accepted for all rollovers and transfers into IRAs.

  All contributions are invested on the day of receipt by the Custodian. If revocation of the account is requested in writing within seven days after payment of an initial contribution, the individual will receive the greater of the net asset value of his account or the amount contributed (including the Sales and Creation Charge).

                          SALES AND CREATION CHARGES

  The Sponsor receives a Sales and Creation Charge to compensate it for creating your Plan and for selling expenses and commissions to dealers, which is deducted from each investment. For example, on a $100 a month Plan, $50 is deducted from each of the 12 monthly investment units made during the first year. After the 12th payment, the charge drops to $6.07 on each subsequent monthly unit. Deductions decrease proportionately on certain larger plans. See "Allocation of Investments and Deductions" on page 3.

PURCHASING TWO OR MORE PLANS

  The face amounts of two or more Plans purchased at one time by "any person" may be combined to take advantage of the lower Sales and Creation Charges available on large purchases.

  The term "any person" includes an individual, his or her spouse, their children under the age of 21 and their grandchildren under age 21 who are beneficiaries of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts in which the Planholder serves as custodian, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a Plan qualified under Section 401 of the Code). To qualify for these savings, all of the applications for the Plans involved must be submitted simultaneously with a covering letter requesting that the face amount of such Plans be combined for the purpose of determining the applicable Sales and Creation Charge as shown on page 4.

  In the event investments are discontinued on one or more of the Plans which have been combined under the foregoing provisions, the remaining Sales and Creation Charge for the Plans that are continued will be changed to reflect the charges applicable to such Plans.

YOU MAY QUALIFY FOR REDUCED SALES CHARGES

  When purchasing any new Plan(s) or increasing the face amount of any existing Plan(s), "any person" as defined above may qualify for a reduced sales charge on the new purchase by combining the face amount of any existing Plan(s) on which investments are current with the face amount of the new purchase. A new purchase includes the face amount of new Plans and the face amount of Plans on which an increase in Plan size is requested. For rights of accumulation, a Plan is considered to be current if: (1) it has been completed and not redeemed; (2) it has not been completed but has at least as many investments recorded as there are months since the establishment date or since a plan size increase date; or (3) it is a tax qualified plan or an IRA. Further spousal IRA Plans at $93.75 per month and individual IRA Plans at $166.66 per month may become eligible for lower sales charges if such Plans are included as part of the basis for reduced sales charges on new Plans or Plan size increases on existing Plans. In addition, the Sponsor must be notified by the dealer or the purchaser at the time of the placing of the order that the purchaser qualifies for the reduced Sales and Creation Charge.

CHANGING THE FACE AMOUNT OF YOUR PLAN

  The face amount of your Plan may be changed under the following circumstances:

  (1) The face amount of a Plan may be increased at any time, provided the new Plan size is a denomination offered.

  (2) The face amount of a new Plan may be decreased by 50% within six months of the commencement of your original Plan or within six months following a face change increase on an existing Plan. If a decrease is to occur on an existing Plan, the decrease cannot retreat lower than the original Plan from which the increase occurred.

Both increases and decreases can be made by a written notice to the Sponsor, accompanied by a new completed Plan application. The Sales and Creation Charges already paid on the existing Plan will be recomputed to reflect a new Plan denomination.

  The Sales and Creation Charges already paid on the existing Plan will be credited to the Sales and Creation Charge applicable to the new denomination. Excess Sales and Creation Charges will be invested at net asset value on the day the change occurs while amounts still due will be deducted as an expense to the new Plan account.

                 THE CUSTODIAN--TEMPLETON FUNDS TRUST COMPANY

THE PLAN

  The organization, management and investment policies of Templeton Capital Accumulator Fund, Inc. are fully described in the attached Fund prospectus and a Statement of Additional Information which is available on request from the Sponsor. If practicable, shares of the Plan are credited to accounts at net asset value after applicable deductions are made on the date the Custodian receives Plan investments.

  Dividends and distributions received on Fund shares will be reinvested by the Custodian in additional Plan shares at the then current net asset value, unless you elect to receive cash.

THE PLAN CUSTODIAN--THE THIRD PARTY WORKING TO RELIEVE YOU OF THE DAY-TO-DAY DETAILS OF INVESTING

  Templeton Funds Trust Company, organized as a trust company under the laws of the State of Florida, is the Custodian for the Plans under a Custodian Agreement with the Sponsor dated June 1, 1993 and maintains custody of the assets of the Plans. The Plan Custodian Agreement is governed by Florida law, except in the event, and to the extent, that such law is determined to conflict with the Investment Company Act of 1940.

  Investments under your Plan should be payable to and sent to the Custodian. After making authorized deductions, the Custodian applies the remaining balance to the purchase of Plan shares. The Custodian holds these shares in its custody, receiving dividends and distributions which are automatically reinvested in additional Plan shares at no charge, unless you elect to receive cash.

  The Custodian has assumed only those obligations specifically imposed on it under its Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of Templeton Capital Accumulator Fund, Inc., or for the acts or omissions of the Sponsor or the Investment Manager.

  The Custodian Agreement cannot be amended to adversely affect the rights and privileges of the Planholders without their written consent. Neither may the Custodian resign unless a successor has been designated and has accepted the Custodianship. Such successor must be a bank or trust company having capital, surplus and undivided profits totalling at least $2,000,000. The Custodian may be changed without notice to, or approval of, Planholders. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates the Agreement upon 90 days' notice to the Sponsor. The Custodian Agreement provides that the Sponsor shall indemnify and hold the Custodian harmless from all liability which may arise from the failure of the Sponsor to comply with any law, rule, regulation, or order of the United States, any state, or other jurisdiction relating to the sale, registration, or qualification of securities.

              THE SPONSOR--FRANKLIN TEMPLETON DISTRIBUTORS, INC.

  The Sponsor, a New York corporation organized on November 19, 1947, is a wholly owned subsidiary of Franklin Resources, Inc. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor is the principal underwriter of the investment companies in the Franklin Group of Funds (R) and the Templeton Family of Funds. The following sets forth the directors and executive officers of the Sponsor:

  Charles B. Johnson, Chairman of the Board, is Director, President and Chief Executive Officer of Franklin Resources, Inc. ("Franklin Resources") and Chairman of the Board of Franklin Advisers, Inc. ("Franklin Advisers").

  Gregory E. Johnson, President, is Vice President of Franklin Advisers.

  Rupert H. Johnson, Jr., Director and Executive Vice President, is Director and Executive Vice President of Franklin Resources, Director and President of Franklin Advisers, and Chairman of the Board of Franklin Management, Inc. ("Franklin Management").

  Harmon E. Burns, Director and Executive Vice President, is Director, Executive Vice President and Secretary of Franklin Resources and Executive Vice President of Franklin Advisers.

  Kenneth V. Domingues, Senior Vice President, is Senior Vice President of Franklin Resources and Franklin Advisers.

  Kenneth A. Lewis, Treasurer.

  William J. Lippman, Senior Vice President, is Senior Vice President of Franklin Resources, Franklin Advisers, and Franklin Management.

  Loretta Fry, Vice President, is Vice President of Franklin Resources and Franklin Advisers.

  Deborah R. Gatzek, Senior Vice President and Assistant Secretary, is Senior Vice President and Assistant Secretary of Franklin Resources and Vice President and Assistant Secretary of Franklin Advisers.

  Charles E. Johnson, Senior Vice President, is Senior Vice President of Franklin Resources and Vice President of Franklin Advisers.

  Leslie M. Kratter, Secretary, is Vice President and Assistant Secretary of Franklin Resources and Secretary of Franklin Advisers and Franklin Management.

  Richard C. Stoker, Senior Vice President, is Vice President of Franklin Management.

  Philip J. Kearns, Vice President, is Vice President of Franklin Agency, Inc.

  Jack Lemein, Vice President, is Senior Vice President of Franklin Advisers and Vice President of Franklin Management.

  Thomas M. Mistele, Vice President, is Senior Vice President of Templeton Global Investors, Inc. and Secretary of the Templeton Funds.

  Harry G. Mumford, Jr., Vice President, is Executive Vice President of Franklin Institutional Services Corporation.

  Vivian J. Palmieri, Vice President, is Vice President of Franklin Advisers.

  Other Senior Vice Presidents of the Sponsor include Edward V. McVey.

  Other Vice Presidents of the Sponsor include, James K. Blinn, Richard O. Conboy, Jimmy A. Escobedo, Robert N. Geppner, Mike Hackett, Peter Jones, Ken Leder, John R. McGee, Kent P. Strazza.

  All officers and employees of the Sponsor are covered by a blanket bond in the amount of $130,000,000.

                                     TAXES

  For Federal income tax purposes, Planholders are treated as directly owning the Fund's shares. Designated capital gain distributions, which are automatically reinvested in additional shares, are treated as long-term capital gains. The tax cost of the shares acquired is the amount paid for those shares, including the Sales and Creation Charge.

  As more fully described under "Federal Tax Information" in the prospectus of the Fund, dividends and distributions are taxable to you individually. Gains realized on cash withdrawals also generally will be subject to tax; the ability to deduct losses from such withdrawals may be limited. An appropriate notice regarding taxes will be sent to you each year.

  Any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or the Sponsor of Plan shares or other property credited to your account in accordance with the provisions of your Plan and any taxes levied or assessed with respect to Plan shares or the income therefrom shall be borne by you individually and not by the Custodian or the Sponsor.

                   SUBSTITUTION OF THE UNDERLYING INVESTMENT

  The Sponsor may substitute the shares of one other investment medium as the underlying investment if it deems such action to be in the best interests of Planholders. Such substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the Securities and Exchange Commission under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

  (1) obtain an order from the Securities and Exchange Commission approving such substitution under the provisions of Section 26(b) of the Investment Company Act of 1940, as amended;

  (2) give written notice of the proposed substitution to the Custodian;

  (3) give written notice of the proposed substitution to each Planholder, giving a reasonable description of the new Fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of mailing such notice, the Planholder will be considered to have consented to the substitution and to have agreed to bear his pro rata share of expenses and taxes in connection with it; and

  (4) provide the Custodian with a signed certificate stating that such notice has been given to Planholders.

  If your Plan account is not surrendered within 30 days from the date of such notice, the Sponsor shall purchase the new shares for your account with the proceeds of any Plan payments and any dividends or distributions which may be reinvested for your account. If the new shares are also to be substituted for the shares already held, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged. A substitution may be a taxable event for Planholders.

  If the Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, select another underlying investment. If the Custodian selects a substitute investment, it shall first obtain an order from the Securities and Exchange Commission approving such substitution as specified above and then shall notify the Planholder, and if, within 30 days after mailing such notice, the Planholder gives his written approval of the substitution and agrees to bear his pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase such substituted shares. The Planholder's failure to give such written approval within the 30-day period shall give the Sponsor the authority to terminate the Plan.

  If the Fund shares are not available for purchase for a period of 120 days or longer, and neither the Sponsor nor the Custodian substitutes other shares, the Custodian shall have authority, without further action on its part, to terminate the Plan.

                           TERMINATION OF YOUR PLAN

  Although your Plan may call for regular investments over a 15-year period, neither the Sponsor nor the Custodian can elect to terminate your Plan until 300 investments have been made unless it has been in default for more than six months or unless shares of the Plan are not obtainable and a substitution is not made.

  The period of default will not start until you have been given full credit for a period equal to the amount of any advance investments you have made. Under current policies, for all Plans established subsequent to January 1, 1995, only one investment is required during each six month period to prevent your Plan from being terminated. For Plans in existence prior to January 1, 1995, only one investment is required during each 12-month period to prevent your Plan from being terminated.

  After 300 investments, or if other events justify termination, the Sponsor or the Custodian has the right to terminate your Plan 60 days after mailing a written notice to you.

  On termination, the Custodian (as your agent) may surrender for liquidation all of the Plan shares credited to your account, or sufficient Plan shares to pay all authorized deductions and leave no fractional shares. The shares and/or cash, after paying all authorized deductions, will be held by the Custodian for delivery to you against the surrender of your Plan.

  No interest will be paid by the Custodian on any such cash balances. If the Plan is not surrendered within 60 days after the notice of termination, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing the shares or its check, drawn in accordance with the terms of your account, to the address noted in the account. You will then have no further rights under the Plan except that if the check or shares are returned to the Custodian undelivered, the Custodian will continue to hold these assets for the benefit of your account, subject only to escheat laws.

                                    GENERAL

  The Plan is considered to be a unit investment trust under the Investment Company Act of 1940, and is so registered with the Securities and Exchange Commission. Such registration does not imply supervision of management or investment practices or policies by the Commission.

  Commissions ranging from 75% to 95% of the total Sales and Creation Charges will be paid to authorized investment brokers and mutual fund dealers who are members of the NASD, and who have executed a dealer's agreement with the Sponsor. The Sponsor, acting as Principal Underwriter, may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a specified minimum dollar amount of the Plans and/or of certain other mutual funds managed by the Investment Manager and its affiliates during a specified period of time. Such bonus or other incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States. In no event will the value of such bonus or incentive paid by the Sponsor to the dealer exceed the difference between the Sales and Creation Charges and the amount reallowed to dealers in respect of such amounts sold by the qualifying registered representative of such dealer. A dealer receiving such bonus or incentive may be deemed to be an "underwriter" under the Securities Act of 1933. These dealers and investment brokers are independent contractors. Nothing herein or in other literature and confirmations issued by the Sponsor or the Custodian, including the words "representative" or "commission," shall constitute any broker-dealer or investment broker a partner, employee or agent of the Sponsor or the Custodian. Neither the Sponsor nor the Custodian shall be liable for any acts or obligations of any such dealer or investment broker.

  Plans are offered in all states where it is lawful to do so.

 ILLUSTRATION OF A HYPOTHETICAL $93.75 MONTHLY TEMPLETON CAPITAL ACCUMULATION
                                     PLAN
 WITH INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS REINVESTED IN ADDITIONAL
                                    SHARES

   The table below covers the period from March 29, 1991 to August 31, 1994

                AMOUNT OF PAYMENT                    AMOUNT INVESTED
  FISCAL     ------------------------            ------------------------
  PERIOD     DURING FISCAL              SALES    DURING FISCAL             SHARES     SHARES PURCHASED   TOTAL SHARES TOTAL VALUE
   ENDED        PERIOD     CUMULATIVE CHARGES(A)    PERIOD     CUMULATIVE PURCHASED THROUGH REINVESTMENT  PURCHASED    OF SHARES
---------------------------------------------------------------------------------------------------------------------------------
 8/31/91(b)    $  562.50   $  562.50   $281.22     $  281.28   $  281.28   27.662            --             27,662     $  288.24
 8/31/92        1,125.00    1,687.50    315.36        809.64    1,090.92   74.322          0.618           102,602      1,123.49
 8/31/93        1,125.00    2,812.50     68.28      1,056.72    2,147.64   89.979          3.123           195,704      2,802.89
 8/31/94        1,125.00    3,937.50     68.28      1,056.72    3,204.36   70.372          4.523           270,599      4,386.41
 8/31/95

(a) Under the terms of this Plan, out of an investment of $93.75 made during the first year of the Plan, $46.87 is deducted as a sales charge. Thereafter, the sales charge on such amount is reduced to $5.69.
(b) Period from March 29, 1991 (commencement of operations) through August 31, 1991.

                         INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Franklin Templeton Distributors, Inc., Sponsor and the Planholders of Templeton Capital
Accumulation Plans

  We have audited the accompanying statement of assets and liabilities of Templeton Capital Accumulation Plans as of August 31, 1995 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of the Plan's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation from the custodian of shares of Templeton Capital Accumulator Fund, Inc. held for planholders as of August 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Capital Accumulation Plans as of August 31, 1995, and the results of its operations and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.


                                                     /s/ McGladrey & Pullen, LLP

New York, New York
September 29, 1995

                      TEMPLETON CAPITAL ACCUMULATION PLANS
                       FOR THE ACCUMULATION OF SHARES OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                              AUGUST 31, 1995

ASSETS:
Templeton Capital Accumulator Fund, Inc. shares, at value (average cost, $30,012,846).............................................. $64,558,379
LIABILITIES:                                                                --
                                                                    -----------
NET ASSETS:
Net assets (equivalent to $15.94 per share based on 4,049,832 Plan shares held for outstanding Plans).............................. $64,558,379
                                                                    ===========

                            STATEMENTS OF OPERATIONS

                YEARS ENDED AUGUST 31, 1995, 1994 AND 1993

                                                  1995       1994       1993
                                               ---------- ---------- ----------
INVESTMENT INCOME:
  Dividends received on shares of Templeton
   Capital Accumulator Fund, Inc.............. $2,015,029 $  472,194 $  249,234
  Expenses....................................        --         --         --
                                               ---------- ---------- ----------
    Net investment income..................... $2,015,029    472,194    249,234
                                               ---------- ---------- ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on complete and partial
   terminations, including Fund Shares
   withdrawn at market value.................. $  205,940 $  343,272 $   48,885
  Unrealized appreciation during the period...    217,321  4,284,121  3,159,959
                                               ---------- ---------- ----------
    Net gain on investments................... $  423,261 $4,627,393 $3,208,844
                                               ---------- ---------- ----------
  Net increase in net assets from operations.. $2,438,290 $5,099,587 $3,458,078
                                               ========== ========== ==========


                       See Notes to Financial Statements.

                      TEMPLETON CAPITAL ACCUMULATION PLANS
                       FOR THE ACCUMULATION OF SHARES OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                YEARS ENDED AUGUST 31, 1995, 1994 AND 1993

                                            1995         1994         1993
                                         -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
 Operations:
  Net investment income................. $ 2,015,029  $   472,194  $   249,234
  Net realized gain on investments......     205,940      343,272       48,885
  Unrealized appreciation for the peri-
   od...................................     217,321    4,284,121    3,159,959
                                         -----------  -----------  -----------
    Net increase in net assets from op-
     erations...........................   2,438,290    5,099,587    3,458,078
  Distributions to planholders..........  (2,015,029)    (472,194)    (249,234)
  Transactions in Fund shares (Note 2)..  26,322,220   15,029,076    6,424,111
                                         -----------  -----------  -----------
    Net increase in net assets..........  26,745,481   19,656,469    9,632,955
NET ASSETS:
  Beginning of period...................  37,812,898   18,156,429    8,523,474
                                         -----------  -----------  -----------
  End of period......................... $64,588,379  $37,812,898  $18,156,429
                                         ===========  ===========  ===========


                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF ACCOUNTING POLICIES

  Templeton Capital Accumulation Plans (the "Plan") is a unit investment trust registered under the Investment Company Act of 1940. The Plan invests only in shares of Templeton Capital Accumulator Fund, Inc. (the "Fund"). The following is a summary of the significant accounting policies followed in the preparation of its financial statements.

  a. VALUATION OF SECURITIES. The Plan's investments in the Fund are valued at the net asset value of Fund shares held.

  b. INCOME TAXES. No provision is made for Federal income taxes. The Internal Revenue Code provides that the Plan is not treated as a separate taxable entity; rather the Planholders are treated as directly owning the Fund's shares accumulated in their accounts.

  c. OTHER. Share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of the Plan's investment in Fund shares is computed using the average cost method and gain or loss on redemption of Fund shares is computed using this method.

NOTE 2. TRANSACTIONS IN FUND SHARES

  As of August 31, 1995, the Plan held 4,049,832 shares of the Fund. Transactions in Fund shares for the years ended August 31, 1995, 1994 and 1993 were as follows:

                                  1995                    1994                   1993
                          ----------------------  ----------------------  --------------------
                            AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES
                          -----------  ---------  -----------  ---------  ----------  --------
Planholder payments.....  $33,284,142             $19,886,896             $9,966,867
Less-sales charges......    6,526,442               3,832,783              2,184,173
                          -----------  ---------  -----------             ----------
Balance invested in Fund
 shares.................   26,757,700  1,748,783   16,054,113  1,072,509   7,782,694   666,832
Distributions reinvested
 in Fund shares.........    2,015,029    133,499      472,194     33,224     249,234    23,430
Redemption and
 withdrawals in Fund
 shares.................   (2,450,509)  (165,571)  (1,497,231)   (94,041) (1,607,817) (147,232)
                          -----------  ---------  -----------  ---------  ----------  --------
                          $26,322,220  1,716,711  $15,029,076  1,011,692  $6,424,111   543,030
                          ===========  =========  ===========  =========  ==========  ========

NOTE 3. SPONSOR AND CUSTODIAN

  Franklin Templeton Distributors, Inc., as Sponsor of the Plan (and, prior to October 30, 1992, Templeton Funds Distributor Inc., the previous Sponsor) received net sales and creation charges, after commissions paid to authorized brokers and dealers, of $575,554, $336,780, and $185,919 for the years ended August 31, 1995, 1994 and 1993, respectively. Templeton Funds Trust Company ("TFTC") serves as Custodian. No other compensation is paid by the Plan to either the Sponsor or the Custodian except that TFTC receives a $10 annual service fee from each individual Retirement Account established by planholders.

NOTE 4. SOURCE OF NET ASSETS

  The Plan's net assets as of August 31, 1995 were composed of the following amounts:

Amount paid in by planholders, net of sales and creation charges... $58,960,635
Distributions reinvested...........................................   2,809,514
Payment of redemption proceeds to planholders......................  (5,840,546)
Accumulated gain on sale of Fund shares............................     611,403
Unrealized appreciation (depreciation) of investments..............   8,017,373
                                                                    -----------
Net assets applicable to planholders............................... $64,558,379
                                                                    ===========

                       REPORT OF INDEPENDENT ACCOUNTANTS

Franklin/Templeton Distributors, Inc.:

  We have audited the accompanying statement of financial condition of Franklin/Templeton Distributors, Inc. (a wholly-owned subsidiary of Franklin Resources, Inc.) as of September 30, 1995, and the related statements of income, stockholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Franklin/Templeton Distributors, Inc. as of September 30, 1995, and the results of its operations and its cash flows for the year then ended, in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

San Francisco, California
October 27, 1995

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                     STATEMENT OF FINANCIAL CONDITION

                            SEPTEMBER 30, 1995

                               ----------------

                              ASSETS
Cash and cash equivalents......................................... $30,589,578
Receivables:
  Due from Franklin Templeton Group of Funds......................  20,382,973
  Parent..........................................................  11,460,749
Prepaid expenses and other........................................   7,995,919
Premises and equipment, at cost (net of accumulated depreciation
 of $2,375,721)...................................................   2,137,216
                                                                   -----------
    Total assets.................................................. $72,566,435
                                                                   ===========
               LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Dealer commissions payable...................................... $17,518,961
  Trade payables and accrued expenses.............................   2,532,059
  Deferred tax liabilities........................................   1,060,389
                                                                   -----------
    Total liabilities.............................................  21,111,409
                                                                   -----------
Commitments (Note 3)
Stockholder's equity:
  Common stock, $1.00 par value, 20,000 shares authorized; 2,355
   shares issued and outstanding..................................       2,355
  Capital in excess of par value..................................  80,564,072
  Accumulated deficit............................................. (29,111,401)
                                                                   -----------
    Total stockholder's equity....................................  51,455,026
                                                                   -----------
                                                                   $72,566,435
                                                                   ===========


   The accompanying notes are an integral part of these financial statements.

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                              STATEMENT OF INCOME

                   FOR THE YEAR ENDED SEPTEMBER 30, 1995

                               ----------------

OPERATING REVENUES:
  Underwriting commissions, net of $365,347,758 paid to dealers... $ 47,725,149
  Investment income...............................................    2,184,550
  Other...........................................................      224,915
                                                                   ------------
    Total operating revenues......................................   50,134,614
                                                                   ------------
OPERATING EXPENSES:
  Selling.........................................................   50,262,458
  General and administrative......................................   71,522,921
  Other...........................................................      269,788
                                                                   ------------
    Total operating expenses......................................  122,055,167
                                                                   ------------
    Operating loss................................................  (71,920,553)
                                                                   ------------
OTHER INCOME (EXPENSES):
  Interest expense................................................      (39,195)
                                                                   ------------
    Other expenses net............................................      (39,195)
                                                                   ------------
  Loss before taxes...............................................  (71,959,748)
  Income tax benefit..............................................   25,153,544
                                                                   ------------
Net loss.......................................................... $(46,806,204)
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                       STATEMENT OF STOCKHOLDER'S EQUITY

                   FOR THE YEAR ENDED SEPTEMBER 30, 1995

                               ----------------

                           COMMON STOCK  CAPITAL IN                    TOTAL
                           -------------  EXCESS OF    RETAINED    STOCKHOLDER'S
                           SHARES AMOUNT  PAR VALUE    EARNINGS       EQUITY
                           ------ ------ ----------- ------------  -------------
Balance, October 1, 1994.  2,355  $2,355 $40,564,072 $ 17,695,025   $58,261,452
Parent capital
 contribution............    --      --   40,000,000          --     40,000,000
Net loss.................    --      --          --   (46,806,204)  (46,806,204)
Other....................                                    (222)         (222)
                           -----  ------ ----------- ------------   -----------
Balance, September 30,
 1995....................  2,355  $2,355 $80,564,072 $(29,111,401)  $51,455,026
                           =====  ====== =========== ============   ===========



   The accompanying notes are an integral part of these financial statements.

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                            STATEMENT OF CASH FLOWS

                   FOR THE YEAR ENDED SEPTEMBER 30, 1995

NET LOSS........................................................  $(46,806,204)
  Adjustments to reconcile net loss to net cash used in
   operating activities:
    Increase in receivables.....................................    (6,257,543)
    Increase in prepaid expenses and other......................    (4,725,285)
    Increase in dealer commissions payable......................     8,428,461
    Decrease in trade payables and accrued expenses.............      (938,888)
    Depreciation................................................       337,673
                                                                  ------------
NET CASH USED IN OPERATING ACTIVITIES...........................   (49,961,888)
                                                                  ------------
  Purchases of premises and equipment...........................    (1,331,473)
                                                                  ------------
NET CASH USED IN INVESTING ACTIVITIES...........................    (1,331,473)
                                                                  ------------
Decrease in receivables, parent.................................    38,639,590
                                                                  ------------
NET CASH USED IN FINANCING ACTIVITIES...........................    38,639,590
                                                                  ------------
Decrease in cash and cash equivalents...........................   (12,653,769)
Cash and cash equivalents, beginning of year....................    43,243,347
                                                                  ------------
Cash and cash equivalents, end of year..........................  $ 30,589,678
                                                                  ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
 Cash paid during the year for:
  Interest......................................................  $     39,195
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING AC-
 TIVITIES:
The Company received a $40,000,000 capital contribution from its parent, through a reduction in the intercompany payable to its parent.



   The accompanying notes are an integral part of these financial statements.

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                         NOTES TO FINANCIAL STATEMENTS

                               ----------------

1. NATURE OF BUSINESS:

  Franklin/Templeton Distributors, Inc. (FTDI) is a wholly-owned subsidiary of Franklin Resources, Inc. (Parent). FTDI serves as the principal underwriter for the Franklin Templeton Group of Funds.

2. SIGNIFICANT ACCOUNTING POLICIES:

 Revenue Recognition:

  Commissions on mutual fund dividend reinvestments, dividend income and 12b-1 fees are recognized as earned. Commissions on mutual fund share sales are recognized when the share sales are settled.

 Cash and Cash Equivalents:

  Cash and cash equivalents consist of amounts held in bank accounts and in a money market fund for which an affiliated company acts as investment advisor. Due to the relatively short-term nature of these instruments, the carrying value approximates fair value.

 Allocation of Intercompany Costs:

  Certain management, accounting and other administrative costs amounting to $12,614,868 were allocated to FTDI by its Parent.

 Income Tax Benefit:

  FTDI is included in the consolidated federal and combined California state income tax returns of the Parent. The Parent allocates federal and California state income tax benefits to FTDI using the separate return method.

  Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Deferred tax assets and liabilities are adjusted to reflect changes in tax rates or other provisions of the tax law in the period in which a new tax law is enacted.

 Premises and Equipment:

  Premises and equipment are recorded at cost and are depreciated on the straight-line basis over their estimated useful lives. Expenditures for repairs and maintenance are charged to expense when incurred.

3. DEFERRED TAXES:

  The major components of the deferral tax liability as of September 30, 1995 are as follows:

       Prepaid Expenses ............................................ $  958,218
       Depreciation on fixed assets ................................    102,171
                                                                     ----------
         Deferred tax liability .................................... $1,060,389
                                                                     ==========

4. NET CAPITAL AND RESERVE REQUIREMENTS:

  Regulatory provisions require FTDI to maintain minimum net capital. Net capital and the related net capital ratio may fluctuate on a daily basis. On September 30, 1995, FTDI was in compliance with Rule 15c3-1(a)(2) of the Securities Exchange Act of 1934. The net capital requirement on that date was $1,407,427, and FTDI had net capital of $24,081,617, and an

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

aggregate indebtedness to net capital ratio of .68 to 1. FTDI is exempt from Rule 15c3-3 of the Securities Exchange Act relating to the determination of reserve requirements.

5. COMMITMENTS:

  The Parent leases computer, automobile and office equipment and office space under various agreements expiring at various dates through 1997 which are accounted for as operating leases. FTDI is the direct beneficiary of these leases and consequently is responsible for payment of the various lease commitments. Total lease expense for the year amounted to $803,116. At September 30, 1995, remaining operating lease commitments are as follows:

       1996............................................................ $152,823
       1997............................................................  145,418
       1998............................................................   39,523
                                                                        --------
                                                                        $337,764
                                                                        ========

                      [LOGO OF APPLICATION APPEARS HERE]


                          UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                                        CONTENTS OF REGISTRATION STATEMENT

         This  Registration   Statement   comprises  the  following  papers  and
documents:

         The facing sheet.

         The Cross-Reference Sheet.

         The Prospectus consisting of 27 pages.

         Undertakings.

         The list of contents of Registration Statement.

         Signatures.

         Written consent of McGladrey & Pullen.

         Written consent of Coopers & Lybrand.

         The following exhibits:


Exhibit
NUMBER                                      DESCRIPTION

1.         A (1)                  Custodian Agreement of Registrant - Custodian
                                    Agreement between Franklin Templeton
                                    Distributors, Inc. and Templeton Funds Trust
                                  Company.***

           A (2)                    None.

           A (3)(a)                 None.

Exhibit
NUMBER                                      DESCRIPTION

     A (3)(b) Form of Dealer's Agreement between the Sponsor and United Services Planning Association, Inc.*

     A (3)(c)                       Schedules of sales commissions.*

     A (4)                          None.

     A (5)                          None.

     A (6)(a)                       Articles of Incorporation of Sponsor.***

       (6)(b)                       Bylaws of Sponsor.***

     A (7)                          None.

     A (8)                          None.

     A (9)(a)                       None.

     A (10)                         Form of Application to Plans.*

2.                                  None.

3.                                  Opinion of Counsel.**

4.                                  None.

5.                                  Not Applicable.

--------------------

           * Previously filed with Pre-Effective Amendment No. 2 to this Registration Statement on February 28, 1991.

           ** Previously filed with the 24f-2 Notice filed on October 30, 1995.

           *** Previously filed with Post-Effective Amendment No. 4 to this Registration Statement on December 30, 1993.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Depositor Franklin Templeton Distributors, Inc., on behalf of the registrant, Templeton Capital Accumulation Plans, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg, Florida on this 29th day of December, 1995.


                              TEMPLETON CAPITAL ACCUMULATION PLANS
                                        (Registrant)



                         By:  FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                                        (Depositor)


                         By:/s/THOMAS M. MISTELE
                               Thomas M. Mistele
                              Vice President